FAIR VALUE MEASUREMENTS - Significant Unobservable Inputs Used for Assets and Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 5,297,574	$ 4,674,336
Liabilities, fair value	644,821	722,470
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	514,097	605,522
Liabilities, fair value	$ 0	$ 136,192
Level 3 | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.160	0.159
Crypto asset receivable, measurement input	0.035	0.055
Level 3 | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.306	0.452
Crypto asset receivable, measurement input	0.894	0.728
Level 3 | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.235	0.321
Crypto asset receivable, measurement input	0.457	0.358
Level 3 | Digital intangible assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 2,852	$ 20,457
Level 3 | Digital assets receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 6,058	$ 60,492
Level 3 | Investments | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.227	0.035
Level 3 | Investments | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.350	0.518
Level 3 | Investments | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.278	0.260
Level 3 | Investments | Time to liquidity event (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.5	1.0
Level 3 | Investments | Time to liquidity event (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5.0	5.0
Level 3 | Investments | Time to liquidity event (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	4.0	4.1
Level 3 | Investments | Annualized equity volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.700	0.700
Level 3 | Investments | Annualized equity volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.900
Level 3 | Investments | Annualized equity volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.887	0.888
Level 3 | Investments | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.034	0.034
Level 3 | Investments | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.043	0.044
Level 3 | Investments | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.038	0.042
Level 3 | Investments | Market adjustment discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.300	0.300
Level 3 | Investments | Market adjustment discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.900
Level 3 | Investments | Market adjustment discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.487	0.410
Level 3 | Investments | Market adjustment premium | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.500	0.250
Level 3 | Investments | Market adjustment premium | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.800	1.300
Level 3 | Investments | Market adjustment premium | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.730	0.796
Level 3 | Investments | Expected dividend payout ratio
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Expected dividend payout ratio | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Enterprise value to LTM revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	2.5
Level 3 | Investments | Enterprise value to LTM revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	11.0	16.8
Level 3 | Investments | Enterprise value to LTM revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	8.5	10.8
Level 3 | Investments | Enterprise value to projected revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		2.0
Level 3 | Investments | Enterprise value to projected revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.5
Level 3 | Investments | Enterprise value to projected revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		7.0
Level 3 | Investments | Enterprise value to annualized revenue | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	3.5
Level 3 | Investments | Enterprise value to annualized revenue | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Level 3 | Investments | Enterprise value to annualized revenue | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	6.7
Level 3 | Investments | Enterprise value to LTM volume
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.8	3.0
Level 3 | Investments | Enterprise value to LTM volume | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.8	3.0
Level 3 | Investments | Enterprise Value to ARR
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	8.0
Level 3 | Investments | Enterprise Value to ARR | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		8.5
Level 3 | Investments | Enterprise Value to ARR | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		15.8
Level 3 | Investments | Enterprise Value to ARR | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	8.0	10.9
Level 3 | Investments | Price to tangible book value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.3	1.5
Level 3 | Investments | Price to tangible book value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.3	1.5
Level 3 | Investments | Enterprise value to projected EBITDA | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Level 3 | Investments | Enterprise value to projected EBITDA | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		14.0
Level 3 | Investments | Enterprise value to projected EBITDA | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		11.5
Level 3 | Investments | Enterprise value to gross profit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | Enterprise value to gross profit | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | Scenario probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440	0.350
Level 3 | Investments | Scenario probability | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440	0.350
Level 3 | Investments | Recovery percentage | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Level 3 | Investments | Recovery percentage | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.616
Level 3 | Investments | Recovery percentage | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.515
Level 3 | Embedded derivative – Notes payable | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.042
Level 3 | Embedded derivative – Notes payable | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.044
Level 3 | Embedded derivative – Notes payable | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.043
Level 3 | Embedded derivative – Notes payable | Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.456
Level 3 | Embedded derivative – Notes payable | Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.750
Level 3 | Embedded derivative – Notes payable | Volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.554
Level 3 | Embedded derivative – Notes payable | Time-step (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004
Level 3 | Embedded derivative – Notes payable | Time-step (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004
Galaxy Digital Holdings, LP
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value		$ 4,674,336	$ 1,745,975
Liabilities, fair value		722,470	360,978
Galaxy Digital Holdings, LP | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value		605,522	453,149
Liabilities, fair value		$ 136,192	$ 10,472
Galaxy Digital Holdings, LP | Level 3 | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input		0.159	0.033
Crypto asset receivable, measurement input		0.055	0.061
Galaxy Digital Holdings, LP | Level 3 | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input		0.452	0.594
Crypto asset receivable, measurement input		0.728	0.744
Galaxy Digital Holdings, LP | Level 3 | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input		0.321	15.4
Crypto asset receivable, measurement input		0.358	28.5
Galaxy Digital Holdings, LP | Level 3 | Digital intangible assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value		$ 20,457	$ 68,004
Galaxy Digital Holdings, LP | Level 3 | Digital assets receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value		$ 60,492
Galaxy Digital Holdings, LP | Level 3 | Investments | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.035	0.057
Galaxy Digital Holdings, LP | Level 3 | Investments | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.518	0.400
Galaxy Digital Holdings, LP | Level 3 | Investments | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.260	15.4
Galaxy Digital Holdings, LP | Level 3 | Investments | Time to liquidity event (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.0	3.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Time to liquidity event (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		5.0	5.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Time to liquidity event (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		4.1	4.6
Galaxy Digital Holdings, LP | Level 3 | Investments | Annualized equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			90
Galaxy Digital Holdings, LP | Level 3 | Investments | Annualized equity volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.700
Galaxy Digital Holdings, LP | Level 3 | Investments | Annualized equity volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.900
Galaxy Digital Holdings, LP | Level 3 | Investments | Annualized equity volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.888	90
Galaxy Digital Holdings, LP | Level 3 | Investments | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.034	0.035
Galaxy Digital Holdings, LP | Level 3 | Investments | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.044	0.042
Galaxy Digital Holdings, LP | Level 3 | Investments | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.042	3.9
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.300	0.250
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.900	0.650
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.410	37.4
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment premium | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.250
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment premium | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.300
Galaxy Digital Holdings, LP | Level 3 | Investments | Market adjustment premium | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.796
Galaxy Digital Holdings, LP | Level 3 | Investments | Expected dividend payout ratio
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0
Galaxy Digital Holdings, LP | Level 3 | Investments | Expected dividend payout ratio | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0
Galaxy Digital Holdings, LP | Level 3 | Investments | Expected dividend payout ratio | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to LTM revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		2.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to LTM revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		16.8
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to LTM revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.8
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			2.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			12.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			9.4
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		2.0	2.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.5	8.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		7.0	4.4
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to annualized revenue | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		3.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to annualized revenue | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to annualized revenue | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		6.7
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to LTM volume
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		3.0	5.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to LTM volume | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		3.0	5.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise Value to ARR | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		8.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise Value to ARR | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		15.8
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise Value to ARR | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.9
Galaxy Digital Holdings, LP | Level 3 | Investments | Price to tangible book value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Price to tangible book value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected EBITDA | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected EBITDA | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		14.0
Galaxy Digital Holdings, LP | Level 3 | Investments | Enterprise value to projected EBITDA | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		11.5
Galaxy Digital Holdings, LP | Level 3 | Investments | Scenario probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Galaxy Digital Holdings, LP | Level 3 | Investments | Scenario probability | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Galaxy Digital Holdings, LP | Level 3 | Investments | Recovery percentage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			120.1
Galaxy Digital Holdings, LP | Level 3 | Investments | Recovery percentage | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Galaxy Digital Holdings, LP | Level 3 | Investments | Recovery percentage | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.616
Galaxy Digital Holdings, LP | Level 3 | Investments | Recovery percentage | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.515	120.1
Galaxy Digital Holdings, LP | Level 3 | Investments | Control discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			0.075
Galaxy Digital Holdings, LP | Level 3 | Investments | Control discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			0.200
Galaxy Digital Holdings, LP | Level 3 | Investments | Control discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			11.1
Galaxy Digital Holdings, LP | Level 3 | Investments | Claims percentage
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			68
Galaxy Digital Holdings, LP | Level 3 | Investments | Claims percentage | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input			68
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			4
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.042
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.044
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.043	4
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			67
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.456
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.750
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.554	67
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Time-step (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004	0.004
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative – Notes payable | Time-step (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004	0.004